Financial risk management - Summary of hedging reserve (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial risk management
Cash flow hedge reserve	£ 2,815	£ 950
Cost of hedging reserve	1,187
Total hedging reserve	£ 4,002	£ 950	£ (10,436)	£ (32,565)